111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

March 5, 2015

Anu Dubey

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Re: Smart Trust, Zacks Diversified Equity and Corporate Bond Trust, Series 8 (the “Fund”)
(File No. 333-201834) (CIK 1629353)

Ms. Dubey,

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), the depositor of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund is a unit investment trust. The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on February 3, 2015. We received comments from the staff of the Commission in a telephone conversation between Anu Dubey and Matthew T. Wirig on February 26, 2015 requesting that we make certain changes to the Registration Statement. The prospectus has been revised in accordance with the comments of the staff.

The following are our responses to the staff’s comments:

Comment 1

The staff requested that we revise the description of the ETFs under “Investment Summary—Strategy of Portfolio Selection” to include language clarifying the meaning of “effective maturity date” and clarifying that these are target-maturity ETFs.  We have made these changes in accordance with the staff's comment and made corresponding changes under "The Trust—Strategy of Portfolio Selection".

Comment 2

The staff requested that we clarify the starting point for the selection process for the Equity Securities and Preferred Securities by moving the description of the starting universe of each category to the “Investment Summary—Equity Securities” and “Investment Summary—Preferred Securities” sections of the prospectus.  We have made these changes in accordance with the staff's comments and made corresponding changes under “The Trust—Equity Securities” and “The Trust—Preferred Securities”.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

We have been advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about March 18, 2015. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

Chapman and Cutler LLP

By        /s/ SCOTT R. ANDERSON

Scott R. Anderson

SRA/lew